STOCKHOLDERS' EQUITY AND REGULATORY CAPITAL (Details Textual) $ in Millions	12 Months Ended
Jun. 30, 2015 USD ($)
Dividends Waived	$ 1.9
Dividends Payable	$ 3.0
2019 [Member]
Percentage of Capital Conservation	2.50%
New Capital Rules [Member]
Tier One Leverage Capital to Average Assets	5.00%
Tier One Risk Based Capital to Risk Weighted Assets	8.00%
Capital to Risk Weighted Assets	10.00%
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.50%